TAXATION - Deferred Taxes (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Non-current
Allowance for doubtful debt	¥ 152,606		¥ 151,507
Impairment of long-lived assets	167,455		167,016
Impairment of long-term investment	4,866		4,866
Accrued expense	81,430		99,066
Tax losses	916,553		722,959
Property and equipment	74,014		60,739
Intangible assets	8,831		7,937
Finance lease	361,498		387,135
Operating lease	1,092,755		1,074,944
Loss picked up on equity method investments	13,804		13,804
Valuation allowance	(1,205,912)		(952,541)	¥ (955,738)	¥ (397,457)
Total deferred tax assets, net of valuation allowance	1,667,900		1,737,432
Non-current
Intangible assets	389,510		315,308
Property and equipment	234,624		233,369
Capitalized interest expenses	95,131		62,582
Finance lease	254,843		289,158
Operating lease	1,092,755		1,074,944
Investment in a VIE	189,852		189,852
Total non-current deferred tax liabilities	2,256,715		2,165,213
Net deferred tax liabilities	(588,815)		(427,781)
Deferred tax assets, net	251,572	$ 35,974	306,623
Deferred tax liabilities	¥ 840,387	$ 120,174	¥ 734,404